April 2014 Credit Facility - Additional Information (Detail) - USD ($)												12 Months Ended
	Sep. 20, 2018	Aug. 13, 2018	Jul. 01, 2018	Jan. 30, 2018	Dec. 08, 2017	Aug. 09, 2017	Mar. 31, 2017	Oct. 19, 2016	May 04, 2016	Apr. 30, 2014	Apr. 30, 2014	Dec. 31, 2017	Dec. 31, 2014	Jun. 30, 2018	Aug. 11, 2017	Jun. 28, 2017	Dec. 31, 2016	Jun. 30, 2016
Line of Credit Facility [Line Items]
Exercise price of unregistered warrants		$ 4.53		$ 4.53	$ 25.50	$ 45.00	$ 75.00		$ 117.00						$ 45.00
Warrant term					5 years	5 years	5 years		5 years
Issuance of unregistered warrants to purchase shares of common stock, grant date fair value	$ 2,000,000	$ 8,400,000		$ 9,700,000	$ 100,000	$ 1,500,000	$ 2,800,000	$ 5,200,000	$ 2,000,000
Remaining outstanding principal payment												$ 1,168,811					$ 1,934,665
Maximum [Member]
Line of Credit Facility [Line Items]
Warrant issued to lender				1,095,153
Oxford Finance LLC [Member]
Line of Credit Facility [Line Items]
Additional final payment to lender												50,000
Total indebtedness and capital lease obligations outstanding																$ 3,000,000
Oxford Finance LLC [Member] | Common Stock [Member]
Line of Credit Facility [Line Items]
Warrant issued to lender										588	588
Exercise price of unregistered warrants										$ 424.80	$ 424.80
Warrant term										10 years	10 years
Oxford Finance LLC [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt default limit amount										$ 250,000	$ 250,000
Debt default final judgment amount										250,000	250,000
Oxford Finance LLC [Member] | First Term Loan [Member]
Line of Credit Facility [Line Items]
Net cash proceeds on term loan										4,898,000	4,898,000
Line of Credit Facility fees amount payable										$ 50,000	$ 50,000
Line of Credit Facility, interest rate during period										7.95%	7.95%
Percentage of final interest payment due at maturity										5.50%	5.50%
Total indebtedness and capital lease obligations outstanding																		$ 1,200,000
Issuance costs													$ 102,000
Net proceeds from credit facility													4,898,000
Issuance of unregistered warrants to purchase shares of common stock, grant date fair value													$ 233,000
Unamortized discounts												$ 33,000					$ 78,000
Effective annual interest rate												13.87%		13.87%			13.87%
Total remaining principal payments due during fiscal year ending December 31, 2018												$ 1,201,000
Remaining outstanding principal payment														$ 175,000
Total remaining principal payment paid			$ 175,000
Oxford Finance LLC [Member] | Two Years [Member]
Line of Credit Facility [Line Items]
Term loan prepayment fee percentage										1.00%